Other Intangible Assets - Others (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Intangible assets
Other intangible assets	€ 2,728	€ 2,926
Profit (loss) incurred on disposals of intangible assets	(1)	€ 0
Intangible asset purchase commitments	41
Impairment loss	€ 35
Currently marketed products | Biotest AG
Intangible assets
Amortization period, intangible assets	30 years
Residual useful life	26 years 4 months	27 years 4 months
Currently marketed products | Talecris
Intangible assets
Amortization period, intangible assets	30 years
Residual useful life	15 years 5 months	16 years 5 months
Customer-related intangible assets | Access Biologicals LLC
Intangible assets
Amortization period, intangible assets	14 years
Residual useful life	10 years 6 months	11 years 6 months
Capitalised development costs in progress
Intangible assets
Other intangible assets	€ 1,494	€ 1,472
Capitalised development costs in progress | Biotest AG
Intangible assets
Other intangible assets	895	879
Capitalised development costs in progress | Alkahest Inc
Intangible assets
Other intangible assets	267	302
Self-constructed
Intangible assets
Other intangible assets	€ 118	€ 107